Organization (Details) - Schedule of Consolidated Vies and Discontinued Operation Disclosures - VIE [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Vies and Discontinued Operation Disclosures [Abstract]
Net revenues	$ 4,034
Cost of revenues	(8,160)
Total gross profit	(4,126)
Operating expenses:
Sales and marketing expenses	(142)	(51)
General and administrative expenses	(4,044)	(1,066)
Total operating expenses	(4,186)	(1,117)
Operating loss	(8,312)	(1,117)
Interest expense, net	(343)	(275)
Other expense	(1,261)
Loss from discontinued operation, before income taxes	(9,916)	(1,392)
Income tax benefit (expense)
Loss from discontinued operations	$ (9,916)	$ (1,392)